INVESTMENTS	6 Months Ended
Jun. 30, 2026
INVESTMENTS
INVESTMENTS

6.INVESTMENTS

The investments as of December 31, 2025 and June 30, 2026 were as follows:

	As of
	December 31,	June 30,
	2025	2026
Short-term investments
Equity securities with readily determinable fair values:
Marketable securities	69	57
Held to maturity investments
Bank time deposits and financial products	4,825	1,258
Total	4,894	1,315

Long-term investments
Equity securities without readily determinable fair values:	89	87
Equity-method investments:
AAPC LUB	488	510
Hotel related funds	374	371
Other investments	233	216
Subtotal	1,095	1,097
Available-for-sale debt securities:
Cjia Group-convertible notes	175	158
Held to maturity investments
Bank time deposits	10	10
Total	1,369	1,352